Quarterly Holdings Report
for
Fidelity® Mid Cap Value Index Fund
September 30, 2024
MCQ-NPRT1-1124
1.9896346.105
Common Stocks - 99.7%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A	17,308	365,372
Liberty Global Ltd Class C (b)	16,111	348,159

TOTAL BELGIUM		713,531
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	5,256	1,431,734
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	37,579	674,167
CANADA - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	18,760	1,509,992
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	5,972	95,253
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	12,562	292,695
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc	4,033	198,787
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	6,555	657,270
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	43,938	1,152,494
UNITED STATES - 98.9%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent Inc (c)	25,151	893,615
GCI Liberty Inc Class A (d)(j)	9,740	0
Iridium Communications Inc	10,867	330,900
		1,224,515
Entertainment - 1.3%
Electronic Arts Inc	27,403	3,930,686
Liberty Media Corp-Liberty Formula One Class A (c)	1,612	115,306
Liberty Media Corp-Liberty Formula One Class C (c)	13,517	1,046,622
Liberty Media Corp-Liberty Live Class A (c)	2,005	99,268
Liberty Media Corp-Liberty Live Class C (c)	4,755	244,074
Madison Square Garden Sports Corp Class A (c)	1,750	364,455
Playtika Holding Corp	7,190	56,944
Roku Inc Class A (c)	11,005	821,633
Take-Two Interactive Software Inc (c)	17,667	2,715,595
TKO Group Holdings Inc Class A	6,976	863,001
Warner Bros Discovery Inc (c)	248,727	2,051,998
		12,309,582
Interactive Media & Services - 0.2%
IAC Inc Class A (c)	7,612	409,678
Match Group Inc (c)	26,338	996,630
TripAdvisor Inc Class A (c)	10,489	151,986
Trump Media & Technology Group Corp (b)(c)	2,183	35,081
ZoomInfo Technologies Inc (c)	31,926	329,476
		1,922,851
Media - 1.4%
Charter Communications Inc Class A (c)	9,615	3,116,029
Fox Corp Class A	23,535	996,237
Fox Corp Class B	13,543	525,468
Interpublic Group of Cos Inc/The	38,601	1,220,950
Liberty Broadband Corp Class A (c)	1,292	99,251
Liberty Broadband Corp Class C (c)	8,523	658,743
New York Times Co/The Class A	16,471	916,941
News Corp Class A	38,604	1,028,025
News Corp Class B	12,012	335,735
Nexstar Media Group Inc	1,941	320,943
Omnicom Group Inc	19,835	2,050,741
Paramount Global Class A (b)	343	7,498
Paramount Global Class B	61,884	657,208
Sirius XM Holdings Inc (b)	25,001	591,274
		12,525,043
Consumer Discretionary - 9.4%
Automobile Components - 0.5%
Aptiv PLC (c)	27,900	2,009,079
BorgWarner Inc	23,234	843,162
Gentex Corp	23,694	703,475
Lear Corp	5,784	631,324
QuantumScape Corp Class A (b)(c)	36,495	209,846
		4,396,886
Automobiles - 0.3%
Harley-Davidson Inc	12,406	478,003
Lucid Group Inc Class A (b)(c)	90,926	320,968
Rivian Automotive Inc Class A (b)(c)	84,307	945,925
Thor Industries Inc	5,213	572,857
		2,317,753
Broadline Retail - 0.6%
Dillard's Inc Class A	315	120,862
eBay Inc	51,864	3,376,866
Etsy Inc (c)	4,138	229,783
Kohl's Corp	11,298	238,388
Macy's Inc	28,084	440,638
Nordstrom Inc	10,225	229,960
Ollie's Bargain Outlet Holdings Inc (c)	6,247	607,208
		5,243,705
Distributors - 0.3%
Genuine Parts Co	14,251	1,990,580
LKQ Corp	26,904	1,074,007
		3,064,587
Diversified Consumer Services - 0.3%
ADT Inc	29,659	214,435
Bright Horizons Family Solutions Inc (c)	5,019	703,312
Grand Canyon Education Inc (c)	2,026	287,388
H&R Block Inc	11,446	727,393
Service Corp International/US	14,615	1,153,562
		3,086,090
Hotels, Restaurants & Leisure - 2.1%
Aramark	26,828	1,039,048
Boyd Gaming Corp	7,034	454,748
Caesars Entertainment Inc (c)	22,036	919,783
Carnival Corp (c)	102,253	1,889,635
Choice Hotels International Inc (b)	432	56,289
Darden Restaurants Inc	5,757	944,896
Domino's Pizza Inc	2,320	997,925
Dutch Bros Inc Class A (c)	6,760	216,523
Hilton Worldwide Holdings Inc	12,262	2,826,391
Hyatt Hotels Corp Class A	3,837	583,991
Marriott Vacations Worldwide Corp	3,561	261,662
MGM Resorts International (c)	23,941	935,854
Penn Entertainment Inc (c)	15,416	290,746
Planet Fitness Inc Class A (c)	4,069	330,484
Royal Caribbean Cruises Ltd	15,864	2,813,639
Travel + Leisure Co	6,863	316,247
Vail Resorts Inc	623	108,583
Wendy's Co/The	8,984	157,400
Wyndham Hotels & Resorts Inc	7,197	562,374
Wynn Resorts Ltd	9,682	928,310
Yum! Brands Inc	17,787	2,485,022
		19,119,550
Household Durables - 2.7%
DR Horton Inc	30,388	5,797,119
Garmin Ltd	15,867	2,793,068
Leggett & Platt Inc	13,589	185,082
Lennar Corp Class A	24,348	4,564,763
Lennar Corp Class B	1,199	207,355
Mohawk Industries Inc (c)	5,373	863,334
Newell Brands Inc	42,501	326,408
NVR Inc (c)	294	2,884,669
PulteGroup Inc	21,145	3,034,942
SharkNinja Inc (c)	5,439	591,274
Toll Brothers Inc	10,471	1,617,665
TopBuild Corp (c)	2,993	1,217,582
Whirlpool Corp	5,423	580,261
		24,663,522
Leisure Products - 0.1%
Brunswick Corp/DE	6,921	580,118
Hasbro Inc	1,794	129,742
Mattel Inc (c)	34,681	660,673
Polaris Inc	5,273	438,925
YETI Holdings Inc (c)	6,131	251,555
		2,061,013
Specialty Retail - 1.8%
Advance Auto Parts Inc	6,088	237,370
AutoNation Inc (c)	2,605	466,087
Bath & Body Works Inc	23,053	735,852
Best Buy Co Inc	22,086	2,281,484
CarMax Inc (c)	14,979	1,159,075
Carvana Co Class A (c)	7,206	1,254,637
Dick's Sporting Goods Inc	5,214	1,088,162
Five Below Inc (c)	1,140	100,718
Floor & Decor Holdings Inc Class A (c)	6,829	847,957
GameStop Corp Class A (b)(c)	38,382	880,099
Gap Inc/The	20,575	453,679
Lithia Motors Inc Class A	2,776	881,769
Penske Automotive Group Inc	1,889	306,811
RH (c)	1,225	409,677
Ross Stores Inc	25,927	3,902,273
Ulta Beauty Inc (c)	657	255,652
Wayfair Inc Class A (b)(c)	9,610	539,890
Williams-Sonoma Inc	5,320	824,174
		16,625,366
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd (c)	11,744	498,415
Carter's Inc	3,630	235,877
Columbia Sportswear Co	3,403	283,096
Crocs Inc (c)	4,996	723,471
PVH Corp	5,683	573,017
Ralph Lauren Corp Class A	4,120	798,744
Skechers USA Inc Class A (c)	12,325	824,789
Tapestry Inc	23,460	1,102,151
Under Armour Inc Class A (c)	18,493	164,772
Under Armour Inc Class C (c)	20,796	173,855
VF Corp	35,846	715,128
		6,093,315
TOTAL CONSUMER DISCRETIONARY		86,671,787

Consumer Staples - 5.8%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (c)	725	209,627
Brown-Forman Corp Class A	4,973	239,101
Brown-Forman Corp Class B (b)	17,668	869,266
Coca-Cola Consolidated Inc	618	813,535
Molson Coors Beverage Co Class B	17,933	1,031,506
		3,163,035
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc	42,812	791,166
BJ's Wholesale Club Holdings Inc (c)	13,514	1,114,635
Casey's General Stores Inc	3,136	1,178,227
Dollar General Corp	22,512	1,903,840
Dollar Tree Inc (c)	20,720	1,457,030
Grocery Outlet Holding Corp (c)	9,929	174,254
Kroger Co/The	67,988	3,895,712
Maplebear Inc	17,629	718,205
Performance Food Group Co (c)	13,417	1,051,490
Sysco Corp	19,346	1,510,149
US Foods Holding Corp (c)	23,467	1,443,221
Walgreens Boots Alliance Inc	73,369	657,386
		15,895,315
Food Products - 2.9%
Archer-Daniels-Midland Co	48,863	2,919,076
Bunge Global SA	14,430	1,394,515
Campbell Soup Co	19,671	962,305
Conagra Brands Inc	48,824	1,587,756
Darling Ingredients Inc (c)	16,245	603,664
Flowers Foods Inc	19,177	442,413
Freshpet Inc (c)	3,249	444,366
General Mills Inc	57,220	4,225,698
Hershey Co/The	12,850	2,464,373
Hormel Foods Corp	29,706	941,680
Ingredion Inc	6,712	922,430
JM Smucker Co	10,573	1,280,390
Kellanova	26,863	2,168,113
Lamb Weston Holdings Inc	10,010	648,047
McCormick & Co Inc/MD	25,810	2,124,163
Pilgrim's Pride Corp (b)(c)	3,833	176,510
Post Holdings Inc (c)	5,061	585,811
Seaboard Corp	26	81,562
Tyson Foods Inc Class A	28,821	1,716,579
		25,689,451
Household Products - 0.3%
Church & Dwight Co Inc	24,998	2,617,791
Reynolds Consumer Products Inc	5,567	173,133
Spectrum Brands Holdings Inc	2,784	264,870
		3,055,794
Personal Care Products - 0.6%
BellRing Brands Inc (c)	13,351	810,673
Coty Inc Class A (c)	39,020	366,397
Kenvue Inc	196,243	4,539,101
		5,716,171
TOTAL CONSUMER STAPLES		53,519,766

Energy - 5.1%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	102,282	3,697,494
Halliburton Co	90,336	2,624,261
NOV Inc	40,344	644,293
		6,966,048
Oil, Gas & Consumable Fuels - 4.4%
Antero Midstream Corp	21,481	323,289
Antero Resources Corp (c)	29,718	851,421
APA Corp	37,072	906,781
Cheniere Energy Inc	11,508	2,069,599
Chesapeake Energy Corp	13,426	1,104,289
Chord Energy Corp	6,330	824,356
Civitas Resources Inc	7,430	376,478
Coterra Energy Inc	76,013	1,820,511
Devon Energy Corp	64,484	2,522,614
Diamondback Energy Inc	19,327	3,331,975
DT Midstream Inc	9,948	782,510
Eqt Corp	56,642	2,075,363
Hess Corp	10,105	1,372,259
HF Sinclair Corp	16,177	721,009
Kinder Morgan Inc	198,659	4,388,377
Marathon Oil Corp	57,284	1,525,473
Matador Resources Co	11,130	550,045
New Fortress Energy Inc Class A (b)	3,130	28,451
ONEOK Inc	59,796	5,449,209
Ovintiv Inc	26,977	1,033,489
Permian Resources Corp Class A	52,765	718,132
Range Resources Corp	24,287	747,068
Southwestern Energy Co (c)	112,223	797,906
Viper Energy Inc Class A (b)	7,338	331,017
Williams Cos Inc/The	124,716	5,693,285
		40,344,906
TOTAL ENERGY		47,310,954

Financials - 16.4%
Banks - 3.0%
Bank OZK	10,875	467,516
BOK Financial Corp	2,324	243,137
Citizens Financial Group Inc	46,267	1,900,186
Columbia Banking System Inc	21,362	557,762
Comerica Inc	13,582	813,698
Commerce Bancshares Inc/MO	12,205	724,977
Cullen/Frost Bankers Inc	6,026	674,068
East West Bancorp Inc	14,133	1,169,364
Fifth Third Bancorp	69,972	2,997,600
First Citizens BancShares Inc/NC Class A	1,228	2,260,687
First Hawaiian Inc	13,051	302,131
First Horizon Corp	55,921	868,453
FNB Corp/PA	36,449	514,295
Huntington Bancshares Inc/OH	147,941	2,174,733
KeyCorp	94,825	1,588,319
M&T Bank Corp	17,029	3,033,205
Pinnacle Financial Partners Inc	7,764	760,639
Prosperity Bancshares Inc	9,192	662,467
Regions Financial Corp	94,137	2,196,216
Synovus Financial Corp	14,719	654,554
TFS Financial Corp	5,179	66,602
Webster Financial Corp	17,486	815,022
Western Alliance Bancorp	10,999	951,304
Wintrust Financial Corp	6,647	721,399
Zions Bancorp NA	14,816	699,612
		27,817,946
Capital Markets - 4.1%
Affiliated Managers Group Inc	3,214	571,449
Ameriprise Financial Inc	903	424,238
Bank of New York Mellon Corp/The	75,733	5,442,173
Carlyle Group Inc/The	22,431	965,879
Cboe Global Markets Inc	10,809	2,214,440
Coinbase Global Inc Class A (c)	3,236	576,558
Evercore Inc Class A	3,675	931,025
FactSet Research Systems Inc	2,517	1,157,442
Franklin Resources Inc	29,193	588,239
Houlihan Lokey Inc Class A	4,876	770,506
Interactive Brokers Group Inc Class A	10,814	1,507,039
Invesco Ltd	37,435	657,359
Janus Henderson Group PLC	13,246	504,275
Jefferies Financial Group Inc	12,838	790,179
Lazard Inc Class A	723	36,424
MarketAxess Holdings Inc	3,784	969,461
MSCI Inc	3,315	1,932,413
Nasdaq Inc	42,207	3,081,533
Northern Trust Corp	20,423	1,838,683
Raymond James Financial Inc	19,374	2,372,540
Robinhood Markets Inc Class A (c)	68,046	1,593,637
SEI Investments Co	10,235	708,160
State Street Corp	30,884	2,732,307
Stifel Financial Corp	10,169	954,869
T Rowe Price Group Inc	22,475	2,448,202
TPG Inc Class A	6,478	372,874
Tradeweb Markets Inc Class A	7,195	889,806
Virtu Financial Inc Class A	8,305	252,970
		37,284,680
Consumer Finance - 0.9%
Ally Financial Inc	24,292	864,552
Credit Acceptance Corp (b)(c)	136	60,304
Discover Financial Services	25,623	3,594,651
OneMain Holdings Inc	11,567	544,459
SLM Corp	22,134	506,205
SoFi Technologies Inc Class A (b)(c)	88,878	698,581
Synchrony Financial	40,436	2,016,948
		8,285,700
Financial Services - 1.8%
Affirm Holdings Inc Class A (c)	23,719	968,210
Block Inc Class A (c)	32,902	2,208,711
Corebridge Financial Inc	26,189	763,671
Euronet Worldwide Inc (c)	4,431	439,688
Fidelity National Information Services Inc	57,600	4,824,000
Global Payments Inc	26,082	2,671,318
Jack Henry & Associates Inc	7,430	1,311,692
MGIC Investment Corp	26,351	674,586
Rocket Cos Inc Class A (b)(c)	14,203	272,556
UWM Holdings Corp Class A	3,068	26,139
Voya Financial Inc	10,380	822,304
Western Union Co/The	28,514	340,172
WEX Inc (c)	3,803	797,603
		16,120,650
Insurance - 6.3%
AFLAC Inc	57,182	6,392,949
Allstate Corp/The	22,720	4,308,848
American Financial Group Inc/OH	7,353	989,714
Arch Capital Group Ltd	36,966	4,135,756
Arthur J Gallagher & Co	20,592	5,793,971
Assurant Inc	5,328	1,059,526
Assured Guaranty Ltd	5,319	422,967
Axis Capital Holdings Ltd	7,955	633,298
Brighthouse Financial Inc (c)	6,323	284,725
Brown & Brown Inc	13,704	1,419,734
Cincinnati Financial Corp	15,687	2,135,314
CNA Financial Corp	2,247	109,968
Everest Group Ltd	3,690	1,445,853
Fidelity National Financial Inc	26,587	1,649,989
First American Financial Corp	10,236	675,678
Globe Life Inc	9,098	963,569
Hanover Insurance Group Inc/The	3,658	541,786
Hartford Financial Services Group Inc/The	29,982	3,526,183
Kemper Corp	6,206	380,118
Lincoln National Corp	17,432	549,282
Loews Corp	18,345	1,450,172
Markel Group Inc (c)	1,005	1,576,423
Old Republic International Corp	25,462	901,864
Primerica Inc	3,540	938,631
Principal Financial Group Inc	23,542	2,022,258
Prudential Financial Inc	36,835	4,460,719
Reinsurance Group of America Inc	6,730	1,466,265
RLI Corp	3,988	618,060
Unum Group	18,925	1,124,902
W R Berkley Corp	30,108	1,708,027
White Mountains Insurance Group Ltd	256	434,227
Willis Towers Watson PLC	10,473	3,084,613
		57,205,389
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	75,631	791,100
Annaly Capital Management Inc	51,272	1,029,029
Rithm Capital Corp	52,525	596,159
Starwood Property Trust Inc	32,060	653,383
		3,069,671
TOTAL FINANCIALS		149,784,036

Health Care - 9.1%
Biotechnology - 1.0%
Alnylam Pharmaceuticals Inc (c)	1,451	399,069
Biogen Inc (c)	14,927	2,893,450
BioMarin Pharmaceutical Inc (c)	19,346	1,359,830
Exact Sciences Corp (c)	11,307	770,233
Exelixis Inc (c)	4,866	126,273
GRAIL Inc (b)	2,728	37,537
Incyte Corp (c)	15,331	1,013,379
Ionis Pharmaceuticals Inc (c)	1,122	44,947
Roivant Sciences Ltd (c)	43,609	503,248
United Therapeutics Corp (c)	4,474	1,603,258
		8,751,224
Health Care Equipment & Supplies - 2.5%
Align Technology Inc (c)	3,179	808,483
Baxter International Inc	52,176	1,981,123
Cooper Cos Inc/The (c)	19,997	2,206,469
DENTSPLY SIRONA Inc	20,712	560,467
Enovis Corp (c)	5,580	240,219
Envista Holdings Corp (c)	17,590	347,578
GE HealthCare Technologies Inc	40,978	3,845,786
Globus Medical Inc Class A (c)	11,469	820,492
Hologic Inc (c)	23,428	1,908,445
Masimo Corp (c)	2,110	281,326
QuidelOrtho Corp (c)	5,530	252,168
ResMed Inc	10,832	2,644,308
Solventum Corp	14,202	990,163
STERIS PLC	10,099	2,449,411
Teleflex Inc	4,825	1,193,319
Zimmer Biomet Holdings Inc	20,949	2,261,445
		22,791,202
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc (c)	9,323	591,171
Amedisys Inc (c)	3,286	317,132
Cardinal Health Inc	10,133	1,119,899
Centene Corp (c)	53,885	4,056,464
Chemed Corp	1,366	820,925
Encompass Health Corp	10,138	979,736
Henry Schein Inc (c)	13,087	954,042
Humana Inc	12,354	3,913,006
Labcorp Holdings Inc	8,612	1,924,610
Molina Healthcare Inc (c)	2,196	756,654
Premier Inc Class A	10,672	213,440
Quest Diagnostics Inc	11,373	1,765,658
R1 RCM Inc (b)(c)	16,100	228,137
Tenet Healthcare Corp (c)	9,743	1,619,287
Universal Health Services Inc Class B	5,929	1,357,800
		20,617,961
Health Care Technology - 0.0%
Certara Inc (c)	12,319	144,255
Doximity Inc Class A (c)	11,634	506,893
		651,148
Life Sciences Tools & Services - 2.7%
10X Genomics Inc Class A (c)	3,539	79,910
Agilent Technologies Inc	30,014	4,456,479
Avantor Inc (c)	69,490	1,797,706
Azenta Inc (c)	5,424	262,739
Bio-Rad Laboratories Inc Class A (b)(c)	1,978	661,799
Bio-Techne Corp	15,913	1,271,926
Bruker Corp	4,096	282,870
Charles River Laboratories International Inc (c)	5,233	1,030,744
Fortrea Holdings Inc (c)	8,241	164,819
Illumina Inc (c)	16,322	2,128,552
IQVIA Holdings Inc (c)	16,382	3,882,043
Mettler-Toledo International Inc (c)	2,162	3,242,351
QIAGEN NV (United States)	22,890	1,043,097
Repligen Corp (c)	4,891	727,879
Revvity Inc	12,605	1,610,289
Sotera Health Co (c)	15,448	257,982
Waters Corp (c)	2,355	847,541
West Pharmaceutical Services Inc	2,923	877,368
		24,626,094
Pharmaceuticals - 0.7%
Catalent Inc (c)	18,541	1,123,028
Elanco Animal Health Inc (c)	50,435	740,890
Jazz Pharmaceuticals PLC (c)	6,306	702,551
Organon & Co	26,371	504,477
Perrigo Co PLC	13,870	363,810
Royalty Pharma PLC Class A	40,094	1,134,260
Viatris Inc	121,600	1,411,777
		5,980,793
TOTAL HEALTH CARE		83,418,422

Industrials - 17.0%
Aerospace & Defense - 1.7%
BWX Technologies Inc	7,435	808,185
Curtiss-Wright Corp	3,908	1,284,521
Hexcel Corp	8,342	515,786
Howmet Aerospace Inc	38,990	3,908,748
Huntington Ingalls Industries Inc	4,046	1,069,681
L3Harris Technologies Inc	19,407	4,616,343
Loar Holdings Inc	101	7,533
Spirit AeroSystems Holdings Inc Class A (c)	10,380	337,453
Textron Inc	19,148	1,696,130
Woodward Inc	6,159	1,056,330
		15,300,710
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	11,897	1,313,072
Expeditors International of Washington Inc	12,105	1,590,597
GXO Logistics Inc (c)	12,030	626,402
		3,530,071
Building Products - 1.4%
A O Smith Corp	12,313	1,106,077
Advanced Drainage Systems Inc	4,460	700,934
Allegion plc	8,960	1,305,830
Armstrong World Industries Inc	2,948	387,456
AZEK Co Inc/The Class A (c)	4,382	205,077
Builders FirstSource Inc (c)	11,177	2,166,773
Carlisle Cos Inc	4,080	1,834,980
Fortune Brands Innovations Inc	12,615	1,129,421
Hayward Holdings Inc (c)	14,634	224,486
Masco Corp	22,547	1,892,595
Owens Corning	8,839	1,560,260
Simpson Manufacturing Co Inc	3,934	752,456
		13,266,345
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (c)	5,217	1,261,001
MSA Safety Inc	3,791	672,296
Stericycle Inc (c)	9,443	576,023
Tetra Tech Inc	21,430	1,010,639
Veralto Corp	13,919	1,556,979
Vestis Corp	13,447	200,360
		5,277,298
Construction & Engineering - 1.0%
AECOM	13,905	1,435,969
API Group Corp (c)	23,298	769,300
EMCOR Group Inc	2,882	1,240,787
MasTec Inc (c)	6,419	790,179
MDU Resources Group Inc	20,812	570,457
Quanta Services Inc	10,330	3,079,890
Valmont Industries Inc	2,039	591,208
WillScot Holdings Corp (c)	13,363	502,449
		8,980,239
Electrical Equipment - 1.5%
Acuity Brands Inc	3,154	868,580
AMETEK Inc	23,657	4,062,144
Generac Holdings Inc (c)	3,077	488,874
Hubbell Inc	5,486	2,349,928
nVent Electric PLC	16,923	1,189,010
Regal Rexnord Corp	6,801	1,128,150
Rockwell Automation Inc	10,664	2,862,857
Sensata Technologies Holding PLC	15,312	549,088
		13,498,631
Ground Transportation - 0.5%
Avis Budget Group Inc	1,074	94,071
JB Hunt Transport Services Inc	8,398	1,447,227
Knight-Swift Transportation Holdings Inc	16,030	864,819
Landstar System Inc	3,645	688,431
Lyft Inc Class A (c)	11,500	146,625
Ryder System Inc	4,360	635,688
Saia Inc (b)(c)	1,129	493,667
Schneider National Inc Class B	4,805	137,135
U-Haul Holding Co (b)(c)	357	27,660
U-Haul Holding Co Class N	5,926	426,672
		4,961,995
Machinery - 5.0%
AGCO Corp	6,376	623,955
Allison Transmission Holdings Inc	8,954	860,211
CNH Industrial NV Class A	89,439	992,773
Crane Co	5,010	792,983
Cummins Inc	14,001	4,533,384
Donaldson Co Inc	12,301	906,584
Dover Corp	14,051	2,694,139
Esab Corp	5,795	616,066
Flowserve Corp	13,453	695,386
Fortive Corp	36,056	2,845,900
Gates Industrial Corp PLC (c)	20,965	367,935
Graco Inc	17,135	1,499,484
IDEX Corp	7,761	1,664,735
Ingersoll Rand Inc	41,356	4,059,505
ITT Inc	8,440	1,261,864
Lincoln Electric Holdings Inc	4,077	782,866
Middleby Corp/The (c)	5,455	758,954
Nordson Corp	5,813	1,526,668
Oshkosh Corp	6,683	669,703
Otis Worldwide Corp	41,399	4,303,012
Pentair PLC	16,915	1,654,118
RBC Bearings Inc (c)	2,912	871,795
Snap-on Inc	5,301	1,535,753
Stanley Black & Decker Inc	15,746	1,734,107
Timken Co/The	6,623	558,253
Toro Co/The	10,698	927,838
Westinghouse Air Brake Technologies Corp	17,924	3,258,045
Xylem Inc/NY	24,761	3,343,478
		46,339,494
Marine Transportation - 0.1%
Kirby Corp (c)	5,943	727,601
Passenger Airlines - 0.9%
Alaska Air Group Inc (c)	12,858	581,310
American Airlines Group Inc (b)(c)	62,230	699,465
Delta Air Lines Inc	66,007	3,352,496
Southwest Airlines Co	61,215	1,813,800
United Airlines Holdings Inc (c)	33,542	1,913,907
		8,360,978
Professional Services - 2.4%
Amentum Holdings Inc	12,752	411,252
Broadridge Financial Solutions Inc	1,045	224,706
CACI International Inc (c)	2,261	1,140,810
Clarivate PLC (c)	41,770	296,567
Concentrix Corp (b)	4,811	246,564
Dayforce Inc (b)(c)	13,796	845,005
Dun & Bradstreet Holdings Inc	30,948	356,211
Equifax Inc	10,058	2,955,645
FTI Consulting Inc (c)	3,603	819,899
Genpact Ltd	17,996	705,623
Jacobs Solutions Inc	12,773	1,671,986
KBR Inc	12,463	811,715
Leidos Holdings Inc	13,814	2,251,682
ManpowerGroup Inc	4,825	354,734
Parsons Corp (c)	4,690	486,259
Paychex Inc	21,126	2,834,898
Paycom Software Inc	1,931	321,647
Paycor HCM Inc (c)	6,717	95,314
Robert Half Inc	10,365	698,705
Science Applications International Corp	5,235	729,078
SS&C Technologies Holdings Inc	22,018	1,633,956
TransUnion	18,749	1,963,020
		21,855,276
Trading Companies & Distributors - 1.5%
Air Lease Corp Class A	10,690	484,150
Core & Main Inc Class A (c)	6,741	299,300
Fastenal Co	9,209	657,707
Ferguson Enterprises Inc	19,342	3,840,741
MSC Industrial Direct Co Inc Class A	4,706	404,998
SiteOne Landscape Supply Inc (c)	2,879	434,470
United Rentals Inc	5,161	4,179,017
Watsco Inc	3,543	1,742,731
Wesco International Inc	4,468	750,535
WW Grainger Inc	584	606,665
		13,400,314
TOTAL INDUSTRIALS		155,498,952

Information Technology - 8.6%
Communications Equipment - 0.4%
Ciena Corp (b)(c)	14,746	908,206
F5 Inc (c)	5,984	1,317,678
Juniper Networks Inc	33,368	1,300,685
Lumentum Holdings Inc (c)	6,838	433,392
Ubiquiti Inc	234	51,882
		4,011,843
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics Inc (c)	5,439	722,462
Avnet Inc	9,201	499,706
CDW Corp/DE	6,842	1,548,345
Cognex Corp	16,659	674,690
Coherent Corp (c)	13,543	1,204,108
Corning Inc	78,542	3,546,171
Crane NXT Co	5,016	281,398
IPG Photonics Corp (c)	2,829	210,251
Jabil Inc	10,392	1,245,273
Keysight Technologies Inc (c)	17,855	2,837,695
Littelfuse Inc	2,502	663,656
TD SYNNEX Corp	7,721	927,138
Teledyne Technologies Inc (c)	4,743	2,075,821
Trimble Inc (c)	24,951	1,549,208
Vontier Corp	15,826	533,969
Zebra Technologies Corp Class A (c)	4,119	1,525,348
		20,045,239
IT Services - 1.3%
Akamai Technologies Inc (c)	15,425	1,557,154
Amdocs Ltd	11,735	1,026,578
Cognizant Technology Solutions Corp Class A	51,006	3,936,643
DXC Technology Co (c)	18,298	379,684
EPAM Systems Inc (c)	5,333	1,061,427
Globant SA (c)	1,066	211,217
Kyndryl Holdings Inc (c)	23,300	535,434
Okta Inc Class A (c)	9,042	672,182
Twilio Inc Class A (c)	14,028	914,906
VeriSign Inc (c)	8,100	1,538,676
		11,833,901
Semiconductors & Semiconductor Equipment - 1.9%
Amkor Technology Inc	11,532	352,879
Astera Labs Inc (b)(c)	2,150	112,639
Cirrus Logic Inc (c)	5,508	684,149
First Solar Inc (c)	10,925	2,725,132
GlobalFoundries Inc (b)(c)	10,083	405,841
Lattice Semiconductor Corp (c)	1,860	98,709
MACOM Technology Solutions Holdings Inc (c)	5,716	635,962
Microchip Technology Inc	54,340	4,362,959
MKS Instruments Inc	6,445	700,636
ON Semiconductor Corp (c)	43,992	3,194,259
Onto Innovation Inc (c)	3,728	773,784
Qorvo Inc (c)	9,697	1,001,700
Skyworks Solutions Inc	16,457	1,625,458
Teradyne Inc	1,423	190,582
Universal Display Corp	2,372	497,883
Wolfspeed Inc (b)(c)	12,739	123,568
		17,486,140
Software - 1.8%
ANSYS Inc (c)	8,939	2,848,235
Aspen Technology Inc (b)(c)	2,755	657,949
BILL Holdings Inc (c)	7,887	416,118
Ccc Intelligent Solutions Holdings Inc Class A (c)	46,349	512,156
Dolby Laboratories Inc Class A	5,993	458,644
DoubleVerify Holdings Inc (c)	6,448	108,584
Dropbox Inc Class A (c)	17,153	436,201
Fair Isaac Corp (c)	374	726,876
Gen Digital Inc	55,697	1,527,769
Guidewire Software Inc (c)	4,570	836,036
HashiCorp Inc Class A (c)	3,152	106,727
Informatica Inc Class A (c)	6,646	168,011
MicroStrategy Inc Class A (b)(c)	15,035	2,534,901
nCino Inc (c)	3,237	102,257
Nutanix Inc Class A (c)	17,815	1,055,539
PTC Inc (c)	4,767	861,206
SentinelOne Inc Class A (c)	23,629	565,206
Tyler Technologies Inc (c)	652	380,585
UiPath Inc Class A (c)	6,428	82,278
Unity Software Inc (b)(c)	16,921	382,753
Zoom Video Communications Inc Class A (c)	27,018	1,884,235
		16,652,266
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co	132,960	2,720,362
HP Inc	75,971	2,725,080
NetApp Inc	11,655	1,439,509
Pure Storage Inc Class A (c)	4,022	202,064
Western Digital Corp (c)	33,433	2,283,140
		9,370,155
TOTAL INFORMATION TECHNOLOGY		79,399,544

Materials - 7.3%
Chemicals - 3.6%
Albemarle Corp	12,019	1,138,319
Ashland Inc	5,121	445,373
Axalta Coating Systems Ltd (c)	22,562	816,519
Celanese Corp	8,326	1,132,003
CF Industries Holdings Inc	18,676	1,602,401
Chemours Co/The	14,123	286,978
Corteva Inc	71,682	4,214,185
Dow Inc	72,124	3,940,134
DuPont de Nemours Inc	42,854	3,818,720
Eastman Chemical Co	11,981	1,341,273
Element Solutions Inc	22,932	622,833
FMC Corp	12,757	841,197
Huntsman Corp	16,725	404,745
International Flavors & Fragrances Inc	26,201	2,749,271
LyondellBasell Industries NV Class A1	26,675	2,558,133
Mosaic Co/The	32,778	877,795
NewMarket Corp	690	380,804
Olin Corp	12,018	576,624
PPG Industries Inc	23,947	3,172,020
RPM International Inc	10,080	1,219,680
Scotts Miracle-Gro Co/The	4,345	376,712
Westlake Corp	3,436	516,396
		33,032,115
Construction Materials - 0.6%
Eagle Materials Inc	830	238,749
Martin Marietta Materials Inc	5,930	3,191,823
Vulcan Materials Co	10,061	2,519,576
		5,950,148
Containers & Packaging - 1.8%
Amcor PLC	147,363	1,669,623
AptarGroup Inc	6,762	1,083,205
Avery Dennison Corp	5,114	1,128,967
Ball Corp	31,453	2,135,973
Berry Global Group Inc	11,732	797,541
Crown Holdings Inc	11,978	1,148,451
Graphic Packaging Holding CO	30,425	900,276
International Paper Co	35,495	1,733,931
Packaging Corp of America	9,083	1,956,478
Sealed Air Corp	14,105	512,012
Silgan Holdings Inc	8,498	446,144
Smurfit WestRock PLC	52,967	2,617,629
Sonoco Products Co	10,037	548,321
		16,678,551
Metals & Mining - 1.3%
Alcoa Corp	25,670	990,349
ATI Inc (c)	12,641	845,809
Cleveland-Cliffs Inc (c)	31,798	406,060
MP Materials Corp (b)(c)	13,421	236,881
Nucor Corp	24,563	3,692,801
Reliance Inc	5,850	1,691,879
Royal Gold Inc	6,727	943,798
Steel Dynamics Inc	15,228	1,919,946
United States Steel Corp	22,827	806,478
		11,534,001
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	1,993	214,168
TOTAL MATERIALS		67,408,983

Real Estate - 10.2%
Diversified REITs - 0.1%
WP Carey Inc	22,200	1,383,059
Health Care REITs - 0.9%
Alexandria Real Estate Equities Inc	17,749	2,107,694
Healthcare Realty Trust Inc	38,952	706,979
Healthpeak Properties Inc	71,579	1,637,012
Medical Properties Trust Inc (b)	60,821	355,802
Omega Healthcare Investors Inc	25,278	1,028,815
Ventas Inc	41,322	2,649,980
		8,486,282
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts Inc	71,409	1,256,798
Park Hotels & Resorts Inc	21,248	299,597
		1,556,395
Industrial REITs - 0.5%
Americold Realty Trust Inc	29,110	822,940
EastGroup Properties Inc	4,953	925,319
First Industrial Realty Trust Inc	13,528	757,297
Lineage Inc	6,315	494,970
Rexford Industrial Realty Inc	22,092	1,111,449
STAG Industrial Inc Class A	18,538	724,650
		4,836,625
Office REITs - 0.4%
BXP Inc	16,090	1,294,602
Cousins Properties Inc	15,501	456,969
Highwoods Properties Inc	10,685	358,054
Kilroy Realty Corp	11,984	463,781
Vornado Realty Trust	17,954	707,388
		3,280,794
Real Estate Management & Development - 1.0%
CBRE Group Inc Class A (c)	31,345	3,901,826
CoStar Group Inc (c)	41,591	3,137,625
Howard Hughes Holdings Inc (c)	3,171	245,531
Jones Lang LaSalle Inc (c)	3,340	901,165
Seaport Entertainment Group Inc (b)	441	12,093
Seaport Entertainment Group Inc rights 10/10/2024 (c)	354	1,044
Zillow Group Inc Class A (c)	4,898	303,333
Zillow Group Inc Class C (c)	16,171	1,032,518
		9,535,135
Residential REITs - 2.1%
American Homes 4 Rent Class A	34,590	1,327,910
AvalonBay Communities Inc	14,536	3,274,234
Camden Property Trust	10,601	1,309,541
Equity LifeStyle Properties Inc	18,879	1,346,828
Equity Residential	38,704	2,881,900
Essex Property Trust Inc	6,541	1,932,342
Invitation Homes Inc	62,705	2,210,978
Mid-America Apartment Communities Inc	11,898	1,890,592
Sun Communities Inc	12,637	1,707,891
UDR Inc	33,634	1,524,966
		19,407,182
Retail REITs - 1.8%
Agree Realty Corp	10,146	764,298
Brixmor Property Group Inc	30,697	855,218
Federal Realty Investment Trust	8,443	970,692
Kimco Realty Corp	67,490	1,567,118
NNN REIT Inc	18,567	900,314
Realty Income Corp	89,318	5,664,548
Regency Centers Corp	18,832	1,360,235
Simon Property Group Inc	24,667	4,169,216
		16,251,639
Specialized REITs - 3.2%
Crown Castle Inc	44,551	5,285,085
CubeSmart	22,922	1,233,891
Digital Realty Trust Inc	33,094	5,355,603
EPR Properties	7,649	375,107
Extra Space Storage Inc	21,431	3,861,652
Gaming and Leisure Properties Inc	26,686	1,372,995
Iron Mountain Inc	12,799	1,520,905
Lamar Advertising Co Class A	6,673	891,513
National Storage Affiliates Trust	7,031	338,894
Rayonier Inc	15,147	487,430
SBA Communications Corp Class A	10,996	2,646,737
VICI Properties Inc	106,829	3,558,474
Weyerhaeuser Co	74,694	2,529,139
		29,457,425
TOTAL REAL ESTATE		94,194,536

Utilities - 7.0%
Electric Utilities - 3.6%
Alliant Energy Corp	26,251	1,593,173
Avangrid Inc	7,263	259,943
Edison International	38,982	3,394,942
Entergy Corp	21,845	2,875,020
Evergy Inc	22,815	1,414,758
Eversource Energy	35,989	2,449,051
Exelon Corp	102,536	4,157,835
FirstEnergy Corp	58,994	2,616,384
IDACORP Inc	5,184	534,419
NRG Energy Inc	12,572	1,145,309
OGE Energy Corp	20,477	839,967
PG&E Corp	219,060	4,330,817
Pinnacle West Capital Corp	11,631	1,030,390
PPL Corp	75,675	2,503,329
Xcel Energy Inc	56,996	3,721,839
		32,867,176
Gas Utilities - 0.4%
Atmos Energy Corp	15,413	2,137,937
National Fuel Gas Co	9,336	565,855
UGI Corp	21,505	538,055
		3,241,847
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	72,658	1,457,519
Brookfield Renewable Corp Class A (United States)	13,848	452,276
Clearway Energy Inc Class A	3,769	107,303
Clearway Energy Inc Class C	8,182	251,024
		2,268,122
Multi-Utilities - 2.4%
Ameren Corp	27,264	2,384,509
CenterPoint Energy Inc	64,909	1,909,623
CMS Energy Corp	30,494	2,153,791
Consolidated Edison Inc	35,490	3,695,574
DTE Energy Co	21,184	2,720,237
NiSource Inc	45,947	1,592,064
Public Service Enterprise Group Inc	51,101	4,558,720
WEC Energy Group Inc	32,410	3,117,194
		22,131,712
Water Utilities - 0.4%
American Water Works Co Inc	19,986	2,922,753
Essential Utilities Inc	25,795	994,913
		3,917,666
TOTAL UTILITIES		64,426,523

TOTAL UNITED STATES		909,615,494
TOTAL COMMON STOCKS (Cost $678,137,854)		916,341,417

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (g) (Cost $131,062)	5.08	132,000	131,135

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.89	2,121,948	2,122,372
Fidelity Securities Lending Cash Central Fund (h)(i)	4.89	14,778,222	14,779,700
TOTAL MONEY MARKET FUNDS (Cost $16,902,072)			16,902,072

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $695,170,988)	933,374,624
NET OTHER ASSETS (LIABILITIES) - (1.5)% (e)	(13,828,351)
NET ASSETS - 100.0%	919,546,273

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	Dec 2024	2,833,740	21,708	21,708

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)	Includes $58,609 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $131,135.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty Inc Class A	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,855,884	54,898,001	54,631,513	24,626	-	-	2,122,372	0.0%
Fidelity Securities Lending Cash Central Fund	9,733,032	31,075,800	26,029,132	69,974	-	-	14,779,700	0.1%
Total	11,588,916	85,973,801	80,660,645	94,600	-	-	16,902,072

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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